COMMITMENTS AND CONTINGENCIES (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Intermex Holdings, Inc. and Subsidiaries [Member]
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Rental Payments
Future minimum rental payments required under operating leases that have non-cancelable lease terms in excess of one year at December 31, 2017 are as follows:

2018	$1,389,126
2019	1,152,447
2020	772,735
2021	108,496
Thereafter	6,645
Total future minimum payments	$3,429,449